Note 5 - Tax Status (Details Textual) - EBP 91-0369590 002 [Member]	12 Months Ended
Jun. 30, 2025
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Jun. 30, 2020